Capital Stock	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Capital Stock
Note 7 — Shareholders’ Equity
Preference Shares
—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31 ,2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
—The Company is authorized to issue 200,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were zero and 24,893,689 Class A ordinary shares issued and outstanding, excluding 69,000,000 and 44,106,311 Class A ordinary shares subject to possible redemption, respectively.
Class
 B Ordinary Shares
—The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 17,250,000 Class B ordinary shares issued and outstanding.
Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders, except as required by law. Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Public Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the board of directors for any reason.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any forward purchase securities and Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

NOTE 8 — SHAREHOLDERS’ EQUITY
Preference Shares
—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
—The Company is authorized to issue 200,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 24,893,689 Class A ordinary shares issued and outstanding, excluding 44,106,311 Class A ordinary shares subject to possible redemption.
Class
 B Ordinary Shares
—The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 17,250,000 Class B ordinary shares issued and outstanding.
Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders, except as required by law. Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Public Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the board of directors for any reason.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any forward purchase securities and Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

Cypress Holdings Inc And Subsidiaries [Member]
Class of Stock [Line Items]
Capital Stock
17.	CAPITAL STOCK
Cypress Holdings has the authority to issue 5,000,000 shares for all classes of stock with a par value of $0.001 per share, of which 3,000,000 shares are designated as Class A common stock, 500,000 shares are designated as Class B common stock, and 1,500,000 shares are designated as preferred stock. The shares of the Class A common stock and Class B common stock are identical, except with regard to voting. Each holder of Class A common stock is entitled to a number of votes equal to the number of shares of Class A common stock held by such stockholder. The Class B common stock does not entitle its holder to any voting rights other than the right to designate one director to the board as a class. The common stock is subject to various other rights and restrictions relating to transfers customary for privately held entities. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the board of directors.
As of June 30, 2021, and December 31, 2020, total Class A common stock issued and outstanding was 1,450,978 shares. As of June 30, 2021, and December 31, 2020, total Class B common stock issued and outstanding was 33,178 and 29,785, respectively. As of June 30, 2021, no shares of preferred stock have been issued.
In March 2021, a dividend of $134.5 million was declared and paid to the Company’s Class A and Class B stockholders.
In February 2021, the Company issued 2,595 shares of Class B common stock to an executive and recorded stock-based compensation expense of $8.0 million, equal to the fair value of the Class B common shares at the time of issuance.
In January 2021, the Company issued 325 shares of Class B common stock to a board member for aggregate cash proceeds of $1.0 million, equal to the fair value of the Class B common shares at the time of issuance.
In February 2020, the Company issued 1,000 shares of Class B common stock to an executive and recorded stock-based compensation expense of $1.6 million, equal to the fair value of the Class B common stock at the time of issuance.

15.	CAPITAL STOCK
Cypress Holdings has the authority to issue 5,000,000 shares for all classes of stock with a par value of $0.001 per share, of which 3,000,000 shares are designated as Class A common stock, 500,000 shares are designated as Class B common stock, and 1,500,000 shares are designated as preferred stock. The shares of the Class A common stock and Class B common stock are identical, except with regard to voting. Each holder of Class A common stock is entitled to a number of votes equal to the number of shares of Class A common stock held by such stockholder. The Class B common stock does not entitle its holder to any voting rights other than the right to designate one director to the board as a class. The common stock is subject to various other rights and restrictions relating to transfers customary for privately held entities. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the board of directors.
As of December 31, 2020, 2019 and 2018, total Class A common stock issued and outstanding was 1,450,978 shares. As of December 31, 2020, 2019 and 2018, total Class B common stock issued and outstanding was 29,785, 27,967 and 27,405, respectively. During the year ended December 31, 2020, the Company issued 1,000 shares of Class B common stock to an executive and recorded stock-based compensation expense of $1.6 million, equal to the fair value of the Class B common shares at the time of issuance. As of December 31, 2020, no shares of preferred stock have been issued.
During the year ended December 31, 2018, a dividend of $50.0 million was declared and paid to the Company’s stockholders.